Reportable Segments	12 Months Ended
Feb. 24, 2023
Segment Reporting [Abstract]
Reportable Segments	REPORTABLE SEGMENTS
Our reportable segments consist of the Americas and International segments.
The Americas segment serves customers in the U.S., Canada, the Caribbean Islands and Latin America with a comprehensive portfolio of furniture, architectural, textile and surface imaging products that are marketed to corporate, government, healthcare, education and retail customers primarily through the Steelcase, AMQ, Coalesse, Designtex, HALCON, Orangebox, Smith System and Viccarbe brands.
The International segment serves customers in EMEA and Asia Pacific with a comprehensive portfolio of furniture and architectural products that are marketed to corporate, government, education and retail customers primarily through the Steelcase, Coalesse, Orangebox, Smith System and Viccarbe brands.
We primarily review and evaluate revenue, gross profit and operating income (loss) by segment in both our internal review processes and for our external financial reporting. We also allocate resources primarily based on revenue, gross profit and operating income (loss). Total assets by segment include manufacturing and other assets associated with each segment.

Operating Segment Data	Americas	International	Consolidated
2023
Revenue	$2,436.2	$796.4	$3,232.6
Gross profit	711.6	207.8	919.4
Operating income (loss)	77.4	(11.9)	65.5
Total assets	1,631.2	571.6	2,202.8
Capital expenditures	41.9	17.2	59.1
Depreciation and amortization	64.6	25.4	90.0
2022
Revenue	$1,995.1	$777.6	$2,772.7
Gross profit	546.4	215.1	761.5
Operating income (loss)	21.2	(1.1)	20.1
Total assets	1,607.1	653.9	2,261.0
Capital expenditures	44.4	16.1	60.5
Depreciation and amortization	55.6	27.6	83.2
2021
Revenue	$1,927.9	$668.3	$2,596.2
Gross profit	583.9	178.9	762.8
Operating income (loss)	75.2	(32.2)	43.0
Total assets	1,777.7	576.3	2,354.0
Capital expenditures	22.6	18.7	41.3
Depreciation and amortization	57.7	27.5	85.2
The accounting policies of each of the reportable segments are the same as those described in Note 2.
Reportable geographic information is as follows:

Reportable Geographic Data	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Long-lived assets (1):
United States	$358.3	$364.2	$390.3
Foreign locations	216.5	238.4	245.9
	$574.8	$602.6	$636.2
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(1)Long-lived assets include property, plant and equipment and right-of-use operating lease assets.
No country other than the U.S. represented greater than 10% of our long-lived assets in 2023, 2022 or 2021.